Statements of Cash Flows - Appendix - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Adjustments required to reflect net cash used in operating activities:
Depreciation	$ 1,156	$ 156	$ 130
Interest income	(908)	(331)	(263)
Interest paid	22
Loss from sale of property and equipment	47
Exchange gains on lease liability	(60)
Exchange losses (gains) on cash and cash equivalents	71	(260)	(18)
Net changes in severance pay obligations	(4)	17	8
Share based payments	3,867	4,152	1,420
Other	4,191	3,734	1,277
Changes in working capital:
Decrease (increase) in other current assets	502	(409)	126
Decrease (increase) in trade receivables	2,000	(2,000)
Decrease (increase) in long term prepaid expenses	55	(90)	307
Increase (decrease) in accounts payable:
Trade	(1,691)	421	472
Other	(521)	1,199	158
Increase (decrease) in deferred revenue	(585)	3,138
Changes in working capital, total	(240)	2,259	1,063
Adjustments required to reflect net cash used in operating activities, total	3,951	5,993	2,340
APPENDIX B:
Non cash activity- Purchase of property and equipment in payables	$ 796	$ 115